Non-Current Assets by Region (Tables)	12 Months Ended
Dec. 31, 2018
Non-Current Assets by Region
Schedule of non-current assets by region

€ millions	2018	2017
Germany	4,184	3,714
Rest of EMEA	4,742	4,338
EMEA	8,926	8,052
United States	22,123	19,300
Rest of Americas	258	201
Americas	22,380	19,500
APJ	922	723
SAP Group	32,228	28,276